Business Combinations - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Business	Dec. 31, 2023 USD ($) Business	Apr. 01, 2024 USD ($)	Aug. 16, 2023 USD ($)
Disclosure Of Business Combinations [Line Items]
Number of business acquired | Business	11	12
Purchase price	$ 1,040,980	$ 659,755
Revenue of acquiree since acquisition date		225,300
Net income (loss) of acquiree since acquisition date		18,000
Transaction costs		900
Trade receivables	208,800	80,000
Trade receivables expected to be uncollectible	2,800	2,100
Goodwill and intangible assets deducted for tax purpose	1,000	18,900
Contingent consideration, maximum amount payable in one year	4,500	13,500
Contingent consideration, maximum amount payable in two years	2,900	800
Contingent consideration balance	7,800	13,200
Fair value of assets	949,751	944,980
Land and buildings [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets	54,000
Customer-related intangible assets [member]
Disclosure Of Business Combinations [Line Items]
Fair value of assets	109,100
Trademarks
Disclosure Of Business Combinations [Line Items]
Fair value of assets	92,800
Non Material Business
Disclosure Of Business Combinations [Line Items]
Revenue of acquiree since acquisition date	148,400	178,300
Net income (loss) of acquiree since acquisition date	1,100	6,300
Revenue of entity as if combination occurred at beginning of period	236,900	333,200
Net income (loss) of entity as if combination occurred at beginning of period	7,400	9,100
JHT
Disclosure Of Business Combinations [Line Items]
Purchase price		309,304		$ 309,300
Revenue of acquiree since acquisition date		589,500
Net income (loss) of acquiree since acquisition date		$ 50,500
Daseke
Disclosure Of Business Combinations [Line Items]
Purchase price	816,958		$ 817,000
Term loan			500,000
Equipment financing debt			$ 314,700
Revenue of acquiree since acquisition date	1,052,000
Net income (loss) of acquiree since acquisition date	20,700
Revenue of entity as if combination occurred at beginning of period	1,408,800
Net income (loss) of entity as if combination occurred at beginning of period	19,200
Severances and other restructuring costs	19,700
Transaction costs	500
Daseke | Corporate
Disclosure Of Business Combinations [Line Items]
Severances and other restructuring costs	$ 19,700